Label	Element	Value
FS Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FS Long/Short Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FS Long/Short Equity Fund (the “Fund”) seeks to provide equity-like returns through long-short investing within equity markets.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For Class A Shares, you may qualify for sales charge discounts if you invest at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Shareholder’s Guide — Purchases” section on page 118 of the Fund’s statutory Prospectus and in the “Shares of the Trust — Purchases” section on page 78 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the year ended December 31, 2020, the Fund’s portfolio turnover rate was 0%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The costs of investing in swaps are estimated to be between approximately 0.20% to 0.50% of the Fund’s average daily net assets. Such costs are indirect expenses of the Fund that are variable in nature and are not included in the fee table or expense example.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you invest at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Expense Reductions in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective through a stock-selection based methodology that identifies securities that FS Fund Advisor, LLC (“FS” or the “Adviser”) expects to outperform and to underperform based on various qualitative and quantitative indicators. The Fund expects to implement long and short equity exposures for both hedging and return generation. The Adviser expects to allocate up to 100% of the assets of the Fund among one or more alternative beta providers (“Alternative Beta Providers”) that offer the Fund exposure to the returns of particular investment strategies (“Alternative Beta Strategies”). An Alternative Beta Provider is a financial institution that serves as a counterparty to the Fund in a total return swap (or similar instruments or other arrangements) that offers exposure to the returns of a specified underlying asset. In a typical total return swap (or similar instrument) transaction with an Alternative Beta Provider, the Fund agrees to pay a fixed or variable interest rate to the Alternative Beta Provider in exchange for return earned on a specified underlying asset. Alternative Beta Providers are swap (or similar instrument) counterparties, not sub-advisers. Alternative Beta Providers in particular may offer cost advantages over traditional alternative asset managers. The strategies employed by the use of Alternative Beta Providers are referred to in this Prospectus as “Alternative Investment Strategies.” In general, Alternative Beta Strategies seek to identify and capitalize upon market inefficiencies and market behavioral biases (or risk premia). Alternative Beta Strategies typically have less correlation to traditional equity and fixed income markets than traditional investment strategies. The Fund generally seeks to obtain exposure to Alternative Investment Strategies in a cost-efficient manner, particularly as compared to private investment vehicles that have historically been used to access alternative investment strategies. Alternative Beta Strategies may include historical trend (seeking to benefit from the historical tendency of securities with certain characteristics to outperform others), carry and curve, low beta, value and volatility premium and momentum strategies (which emphasize investing in securities that have better recent performance compared to other securities). The Adviser may also manage all or a portion of the Fund’s assets directly. The Fund may provide investors with different sources of return and investment styles, including but not limited to: 1) the potential gains from its long-short equity positions and 2) its net exposure to equity markets. The Fund seeks to provide higher risk-adjusted returns with lower volatility compared to global equity markets. Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in equity instruments and equity related and/or derivative instruments. Equity instruments include common stock, preferred stock, and depositary receipts (“Equity Instruments”). Equity related and/or derivative instruments are investments that provide exposure to the performance of Equity Instruments, including equity swaps (both single-name and index swaps), equity index futures, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”) and similar pooled investment vehicles (collectively, “Equity Derivative Instruments” and together with Equity Instruments, “Instruments”). The Fund may also invest in structured investments, including structured notes. The Fund’s investment in derivatives will be included under the 80% asset policy noted above so long as the underlying assets of such derivatives are based on one or more equity or equity related instruments. Such derivative investments are valued at notional value for purposes of the 80% asset policy noted above. In managing the Fund, the Adviser takes long positions in those Instruments that the Adviser forecasts to outperform and to likely increase in price, and takes short positions in those Instruments that the Adviser forecasts to underperform and to likely decrease in price. The Fund may invest in or have exposure to companies of any size. The Fund has no geographic limits on where it may invest. The Fund will generally invest in Instruments of companies located in global developed markets, including the United States. As of the date of this prospectus, the Adviser considers global developed markets to be those countries included in the MSCI World Index. The Fund does not limit its investments to any one country, and may invest in any one country without limit. The Adviser may take long or short positions in sectors, industries and companies that it believes are attractive or unattractive. In the aggregate the Fund expects to have net long exposure to the equity markets, which the Adviser may adjust over time. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure. The Fund may, but is not required to, hedge exposure to foreign currencies using foreign currency forwards or futures. The Fund, when taking a “long” equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a “short” equity position, the Fund borrows the security from a third party and sells it at the then current market price. A “short” equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. Similarly, the Fund may also take “long” and “short” positions in an Equity Derivative Instrument. A “long” position in an Equity Derivative Instrument will benefit from an increase in the price of the underlying instrument. A “short” position in an Equity Derivative Instrument will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. Simultaneously engaging in long investing and short selling is designed to reduce the net exposure of the overall portfolio to general market movements. The Fund may use Equity Derivative Instruments and foreign currency forwards as a substitute for investing in conventional securities and for investment purposes to increase its economic exposure to a particular security, index or currency in a cost-effective manner. At times, the Fund may gain all equity or currency exposure through the use of Equity Derivative Instruments and currency derivative instruments, and may invest in such instruments without limitation. The Fund’s use of Equity Derivative Instruments and currency derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying an Equity Derivative Instrument or currency derivative instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Equity Derivative Instruments and currency derivative instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset and may cause the Fund’s NAV to experience greater volatility. For example, if the Adviser seeks to gain enhanced exposure to a specific asset through an Equity Derivative Instrument providing leveraged exposure to the asset and that Equity Derivative Instrument increases in value, the gain to the Fund will be magnified; however, if that investment decreases in value, the loss to the Fund will be magnified. A significant portion of the Fund’s assets (up to 100%) may be held in cash or cash equivalents including, but not limited to, money market instruments, U.S. treasury bills, interests in short-term investment funds or shares of money market or short-term bond funds. These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund. When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund is expected to have annual turnover of approximately 250% to 500%, although actual portfolio turnover may be higher or lower and will be affected by market conditions. This estimated annual portfolio turnover rate is based on the expected regular turnover resulting from the Fund’s implementation of its investment strategy, and does not take into account turnover that may occur as a result of purchases and redemptions into and out of the Fund’s portfolio. Although the Fund intends to normally invest in Alternative Investment Strategies, it retains the flexibility to allocate as little as none or as much as all of its capital to particular Alternative Beta Providers. The Fund is considered non‑diversified, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other similar investments. An investment in the Fund should be viewed only as part of an overall investment program. No assurance can be given that the Fund’s investment program will be successful. Each risk noted below is considered a principal risk of the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully. Please refer to the “Additional Information about the Fund — Additional Risks” section in the Fund’s statutory Prospectus for additional information. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. Unless otherwise specified, references in this section to investments by the Fund refer to direct investments made or held by the Fund and/or indirect investments to which the Fund may have exposure through an Alternative Beta Strategy. Derivatives Risk The Fund may invest in financial instruments, including swap agreements, futures contracts, forwards and other derivative instruments, that may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the financial instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Fund. The value of financial instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial instruments used for hedging purposes may not hedge risks as expected, and financial instruments used for non‑hedging purposes may not provide the anticipated investment exposure. Financial instruments may be highly illiquid, and the Fund may not be able to close out or sell a financial instrument position at a particular time or at an anticipated price. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives. Financial instruments also may be subject to interest rate risk, currency risk and counterparty risk. A decline in the Fund’s assets due to losses magnified by the Equity Derivative Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance that the Fund’s use of Equity Derivative Instruments providing enhanced exposure will enable the Fund to achieve its investment objective. Equity Risk The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. A variety of factors can negatively impact the value of equity securities, including factors affecting individual companies, industries, securities markets or economies. Market Risk Investments in securities, in general, are subject to market risks, including increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment that may cause their prices to fluctuate over time. An investment in the Fund may lose money. Non‑Diversification Risk The Fund is classified as a “non‑diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers. Short Sales Risk A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses. Volatility Risk The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss. Allocation Risk The success of the Fund’s investment strategy depends on, among other things, the Adviser’s ability to select Alternative Beta Providers and Alternative Investment Strategies to implement the Fund’s investment objective and the Adviser’s success in allocating assets to those Alternative Beta Providers. The Fund’s Alternative Beta Strategies may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Counterparty Risk The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty. Hedging Transactions Risk Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it. Investment Style Risk Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund employs various non‑traditional and alternative investment styles, and may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Alternative Beta Strategies seek to generate returns through exposure to portfolios of risky assets that are selected based on non‑traditional criteria. These strategies may involve elevated risk insofar as they may not involve detailed, issuer-specific fundamental analysis. Alternative Beta Strategies may give the Fund exposure to individual issuers that face significant operational, financial, regulatory or other challenges. Market Capitalization Risk (Small-, Mid‑ and Large‑Cap Stocks Risk) To the extent the Fund emphasizes small-, mid‑, or large‑cap stocks, it takes on the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Small- or mid‑cap capitalization stocks may be more volatile and more greatly affected by sector or market events than larger-capitalization stocks. Model and Technology Risk The Adviser and Alternative Beta Providers may use investment programs that are fundamentally dependent on proprietary or licensed technology through such manager’s use of, among other things, certain hardware, software, model-based strategies, data gathering systems, order execution, and trade allocation systems, and/or risk management systems. These strategies may not be successful on an ongoing basis or could contain errors, omissions, imperfections, or malfunctions. These errors may result in, among other things, execution and allocation failures and failures to properly gather and organize large amounts of data from third parties and other external sources. New Fund Risk The Fund has a limited operating history. Investors bear the risk that the Fund may not grow to or maintain an economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders. Cyber Security and Operational Risk The Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s operations, potentially resulting in financial losses to the Fund and its shareholders. Foreign Securities Risk Foreign securities risk is the risk that investing in foreign (non‑U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. To the extent that the Fund’s assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region. High Portfolio Turnover Risk Active and frequent trading of the Fund’s portfolio securities may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark‑ups and other transaction costs, which could reduce the Fund’s return. Issuer Risk An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its loans or securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, the spread of infectious illness (including epidemics and pandemics) or other events, conditions or factors. Leverage Risk Leverage occurs when the Fund directly or indirectly increases its assets available for investment using borrowings, short sales, financial instruments, or similar instruments or techniques. The use of leverage may make any change in the Fund’s NAV greater than it otherwise would be and thus result in increased volatility of returns and the risk that the Fund will lose more than it has invested. Leverage can also create interest or other transactional expenses that may lower the Fund’s overall returns. The use of leverage may cause the Fund to liquidate portfolio positions at disadvantageous times in order to satisfy its obligations or to meet any asset segregation or position coverage requirements. Valuation Risk The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology. Activist Strategies Risk The Fund may purchase securities of companies that are the subject of proxy contests or which activist investors are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of such company’s securities to increase. There is a risk that the market price of the company’s securities will fall if the proxy contest, or the new management, is not successful. Exchange-Traded Product Risk The Fund may invest in long (or short) positions in ETFs, ETNs and other exchange traded vehicles (“ETVs” and collectively with ETFs and ETNs, “ETPs”). Through its positions in ETPs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETP could decrease (or increase), and will bear its proportionate share of the ETP’s fees and expenses. In addition, certain of the ETPs may hold common portfolio positions. Limited Capacity Risk Alternative investment strategies utilized by the Fund may have limited capacity, and the Adviser may not be able to allocate as much of the Fund’s assets to one or more alternative investment strategies as it desires. This capacity limitation may negatively impact the performance and portfolio composition of the Fund. Regulatory Risk Legal, tax, and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. Tax Risk In order to qualify as a RIC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns. Currency Risk The Fund’s returns may be adversely impacted by changes in currency exchange rates. Investment in Other Investment Companies Risk As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, Securities and Exchange Commission (“SEC”) rules require prime money market mutual funds to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share. Preferred Stock Risk Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates). Structured Products and Structured Notes Risk A structured product may decline in value due to changes in the underlying instruments on which the product is based. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. The cash flow or rate of return on a structured investment may be determined by applying a multiplier to the rate of total return on the underlying investments or referenced indicator. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Holders of structured products indirectly bear risks associated with the underlying investments, index or reference obligation, and are subject to counterparty risk. Structured products are generally privately offered and sold, and thus, are not registered under the securities laws. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities. Structured notes are derivative securities for which the amount of principal repayment and/or interest payments is based on the movement of one or more “factors.” Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Swap Agreements Risk In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk. U.S. Government Securities Risk The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises that have issued debt securities that may be held by the Fund. Such issuers may not have the funds to meet their payment obligations in the future. As with any fund, there is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose part or all of your investment or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non‑Diversification RiskThe Fund is classified as a “non‑diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on December 31, 2018. The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors that are tax‑exempt or hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts. After‑tax returns are shown for Class I only. After‑tax returns for other classes will vary. The Fund’s current performance for the most recent month end can be obtained by calling 1‑877‑628‑8575 or by visiting the Fund’s website at www.fsinvestments.com. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑877‑628‑8575
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Q2 2019: +11.21%Worst Quarter: Q1 2020 = ‑5.39%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsPeriods Ending December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors that are tax‑exempt or hold their Fund shares through tax‑advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown for Class I only. After‑tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	HFRX Equity Hedge Index is designed to be representative of the equity hedge fund manager universe. Equity hedge managers are substantially invested in equities, both long and short.
FS Long/Short Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.98%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.08%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	3.73%	[2]
Total Annual Fund Operating Expenses after Expense Reductions	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	$ 137
3 Years	rr_ExpenseExampleYear03	1,190
5 Years	rr_ExpenseExampleYear05	2,240
10 years	rr_ExpenseExampleYear10	$ 4,859
2019	rr_AnnualReturn2019	18.99%
2020	rr_AnnualReturn2020	(0.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.39%)
1 Year	rr_AverageAnnualReturnYear01	(0.33%)
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
FS Long/Short Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.90%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.25%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	3.65%	[2]
Total Annual Fund Operating Expenses after Expense Reductions	rr_NetExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	$ 728
3 Years	rr_ExpenseExampleYear03	1,749
5 Years	rr_ExpenseExampleYear05	2,765
10 years	rr_ExpenseExampleYear10	$ 5,282
1 Year	rr_AverageAnnualReturnYear01	(6.37%)
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.48%
FS Long/Short Equity Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
FS Long/Short Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.57%)
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
FS Long/Short Equity Fund | HFRX Equity Hedge Fund Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.60%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
FS Long/Short Equity Fund | HFRX Equity Hedge Fund Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.60%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.60%

[1]
The Adviser (as defined below) has contractually agreed to waive its management fee so that the fee received equals 0.60% of the Fund’s average daily net assets until the earlier of (i) December 31, 2021 or (ii) the date on which gross proceeds that have been received by the Fund from investors, in the aggregate, exceed $150 million. The Adviser’s contractual management fee, without giving effect to this waiver, is equal to 1.10 percent of the Fund’s average daily net assets.

[2]
The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of management fees, distribution or servicing fees, interest, taxes, brokerage fees and commissions, dividends and interest paid on short positions, acquired fund fees and expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to not more than 0.25 percent of the average daily net assets for the Fund until at least April 30, 2022. The Fund may terminate the Expense Limitation Agreement at any time. The Expense Limitation Agreement permits the Adviser to recoup waived or reimbursed amounts within the three-year period from the date of the waiver, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver and reimbursement or recoupment.